CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fixed maturities available for sale, amortized cost	$ 32,236	$ 31,235
Mortgage loans on real estate, valuation allowances	$ 6	$ 37
Common stock par value (in dollars per share)	$ 1.25	$ 1.25
Common stock authorized (in shares)	2,000,000	2,000,000
Common stock issued (in shares)	2,000,000	2,000,000
Common stock outstanding (in shares)	2,000,000	2,000,000
Fixed maturities
Fixed maturities available for sale, amortized cost	$ 32,123	$ 31,201